Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current
Concession fee payable	$ 622,938	$ 550,095
Advances from customers	8,303	8,584
Provisions for legal claims	6,139	7,928
Provision for maintenance costs	26,588	21,941
Other taxes payable	287	789
Employee benefit obligation	4,180	3,885
Other liabilities with related parties	11,742	12,904
Other payables	13,316	15,286
Total other non-current liabilities	693,493	621,412
Current
Concession fee payable	295,860	198,420
Other taxes payable	26,979	29,956
Salary payable	57,224	57,402
Other liabilities with related parties	2,078	2,146
Advances from customers	5,145	5,026
Provision for maintenance cost	5,335	6,165
Expenses provisions	3,501	3,294
Provisions for legal claims	7,481	5,889
Other payables	25,344	40,288
Total other current liabilities	$ 428,947	$ 348,586